Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 02, 2011	Dec. 31, 2010	May 27, 2010	Mar. 31, 2013 Foreign Exchange Forward [Member]	Dec. 31, 2012 Foreign Exchange Forward [Member]	Mar. 31, 2013 Interest Rate Swap [Member]	Mar. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Mar. 31, 2013 Eight point Five Senior Unsecured Notes [Member]	Dec. 31, 2012 Eight point Five Senior Unsecured Notes [Member]	Dec. 31, 2011 Eight point Five Senior Unsecured Notes [Member]	May 11, 2010 Eight point Five Senior Unsecured Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair values of the Senior Notes														$ 487,125	$ 480,938	$ 462,375
Senior unsecured notes principal amount	450,000		450,000	450,000			450,000										450,000
Amount reclassified from AOCI into cost of products sold								(50)	(87)
USD notional amount										1,032		2,163
Fair value of interest rate swap										40		68
Interest expense for interest rate swap										40	53	103	158
Reclassified interest expense										40		68
Swap contract maturity date										Sep. 30, 2013		Sep. 30, 2013
Undesignated derivative forward contracts	(211)		(29)
Unrealized gains (loss) related to forward contracts	(188)	2,834	4,392	(5,280)
Maturity date of foreign currency derivative contracts	Apr. 30, 2014		Apr. 30, 2014
Fair value of the redeemable preferred stock	184,967		169,193
Preferred stock	121,997		121,649	125,916		130,339
Ownership Percentage by company	51.00%				51.00%
Percentage of ownership Right of Non controlling to purchase by company	49.00%				49.00%
Amount of accretion	219		4,798
Estimated redemption value of put option	10,290		10,290
Notional amount of foreign currency cash flow								18,520
Fair value of contracts recorded in asset position in other current assets	83,261		87,802					563
Liability position recorded in accrued liabilities	$ 89,948		$ 80,148	$ 108,628				$ 14
Transaction period of Forward foreign exchange contracts								2013-12